Plant and Equipment	12 Months Ended
Dec. 31, 2014
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
5.	PLANT AND EQUIPMENT

Plant and equipment consists of the following:

	December 31, 2014	December 31, 2013

Leasehold improvements	$6,393	$6,393
Furniture and fittings	26,148	23,099
Laboratory equipment	965,811	837,882
Computer equipment	32,459	19,044
Vehicles	-	17,658
Total	1,030,811	904,076
Accumulated depreciation	(549,160)	(450,375)
	$481,651	$453,701

The aggregate depreciation charge to operations was $114,156 and $118,227 for the years ended December 31, 2014 and 2013, respectively. The depreciation policies followed by the Company are described in Note 2.